Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000357059
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016